Investments in Debt, Equity Securities and Other Investments (Summary of Investments in Debt and Equity Securities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost	[1]	¥ 267,598	¥ 285,771
Available-for-sale securities, Aggregate Fair Value		1,073,390	1,020,129
Available-for-sale securities, Gross Unrealized Gains		805,895	734,358
Available-for-sale securities, Gross Unrealized Losses		103	0
Held-to-maturity securities, Cost	[1]	159,579	126,746
Held-to-maturity securities, Aggregate Fair Value		159,205	126,699
Held-to-maturity securities, Gross Unrealized Gains		155	67
Held-to-maturity securities, Gross Unrealized Losses		529	114
Total Cost	[1]	427,177	412,517
Total Aggregate Fair Value		1,232,595	1,146,828
Total Gross Unrealized Gains		806,050	734,425
Total Gross Unrealized Losses		632	114
Corporate Bonds
Gain (Loss) on Investments [Line Items]
Held-to-maturity securities, Cost	[1]	159,575	126,739
Held-to-maturity securities, Aggregate Fair Value		159,201	126,692
Held-to-maturity securities, Gross Unrealized Gains		155	67
Held-to-maturity securities, Gross Unrealized Losses		529	114
Government bonds and public bonds
Gain (Loss) on Investments [Line Items]
Held-to-maturity securities, Cost	[1]	4	7
Held-to-maturity securities, Aggregate Fair Value		4	7
Equity Securities
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost	[1]	267,598	285,771
Available-for-sale securities, Aggregate Fair Value		1,073,390	1,020,129
Available-for-sale securities, Gross Unrealized Gains		805,895	734,358
Available-for-sale securities, Gross Unrealized Losses		103	0
Equity Securities | Marketable equity securities
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost	[1],[2]	267,598	273,271
Available-for-sale securities, Aggregate Fair Value	[2]	1,073,390	1,007,629
Available-for-sale securities, Gross Unrealized Gains	[2]	805,895	734,358
Available-for-sale securities, Gross Unrealized Losses	[2]	103	0
Equity Securities | Marketable equity securities | KDDI
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost		242,868	249,036
Available-for-sale securities, Aggregate Fair Value		1,007,299	934,781
Available-for-sale securities, Gross Unrealized Gains		¥ 764,431	685,745
Equity Securities | Investment trusts
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost	[1]		12,500
Available-for-sale securities, Aggregate Fair Value			¥ 12,500

[1]	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.
[2]	Marketable equity securities mainly consist of the shares of KDDI Corporation, which is a telecommunications carrier in Japan. At March 31, 2016, Kyocera Corporation's equity interest in KDDI Corporation was 12.45%. Kyocera recorded dividend income of ¥22,334 million for the year ended March 31, 2016, which were included in interest and dividend income in the consolidated statements of income. Cost, aggregate fair value and gross unrealized gain of the shares of KDDI Corporation held by Kyocera are as follows: ¥ 249,036 million, ¥ 934,781 million and ¥ 685,745 million at March 31, 2015; ¥ 242,868 million, ¥ 1,007,299 million and ¥764,431 million at March 31, 2016.